Distribution Date:	08/15/25	BMO 2024-5C7 Mortgage Trust
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2024-5C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell		Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4				Michael.Birajiclian@bmo.com and
					David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Current Mortgage Loan and Property Stratification	8-12				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	13-14
		Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Mortgage Loan Detail (Part 2)	15-16		Attention: Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Principal Prepayment Detail	17		10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Historical Detail	18	Special Servicer	Greystone Servicing Company LLC
Delinquency Loan Detail	19		Attention: Amy Dixon, General Counsel		amy.dixon@greyco.com
Collateral Stratification and Historical Detail	20		5221 N. O’Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Specially Serviced Loan Detail - Part 1	21	Operating Advisor & Asset	BellOak, LLC
		Representations Reviewer
Specially Serviced Loan Detail - Part 2	22		Attention: Reporting		Reporting@belloakadvisors.com
Modified Loan Detail	23		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Historical Liquidated Loan Detail	24	Trustee	Computershare Trust Company, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Interest Shortfall Detail - Collateral Level	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	09660WAS0	4.826800%	1,330,000.00	1,139,614.96	18,523.58	4,583.91	0.00	0.00	23,107.49	1,121,091.38	30.01%	30.00%
A-2	09660WAT8	5.091600%	180,000,000.00	180,000,000.00	0.00	763,740.00	0.00	0.00	763,740.00	180,000,000.00	30.01%	30.00%
A-3	09660WAU5	5.565700%	490,363,000.00	490,363,000.00	0.00	2,274,344.46	0.00	0.00	2,274,344.46	490,363,000.00	30.01%	30.00%
A-S	09660WAX9	5.887600%	103,153,000.00	103,153,000.00	0.00	506,103.00	0.00	0.00	506,103.00	103,153,000.00	19.25%	19.25%
B	09660WAY7	6.410456%	47,978,000.00	47,978,000.00	0.00	256,300.70	0.00	0.00	256,300.70	47,978,000.00	14.25%	14.25%
C	09660WAZ4	5.959956%	35,984,000.00	35,984,000.00	0.00	178,719.20	0.00	0.00	178,719.20	35,984,000.00	10.50%	10.50%
D	09660WAC5	4.500000%	12,282,000.00	12,282,000.00	0.00	46,057.50	0.00	0.00	46,057.50	12,282,000.00	9.22%	9.22%
E-RR	09660WAE1	6.580456%	17,704,000.00	17,704,000.00	0.00	97,083.65	0.00	0.00	97,083.65	17,704,000.00	7.38%	7.38%
F-RR	09660WAG6	6.580456%	19,192,000.00	19,192,000.00	0.00	105,243.42	0.00	0.00	105,243.42	19,192,000.00	5.38%	5.38%
G-RR	09660WAJ0	6.580456%	13,194,000.00	13,194,000.00	0.00	72,352.11	0.00	0.00	72,352.11	13,194,000.00	4.00%	4.00%
J-RR*	09660WAL5	6.580456%	38,382,629.00	38,382,629.00	0.00	200,532.82	0.00	0.00	200,532.82	38,382,629.00	0.00%	0.00%
S	09660WAN1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	09660WAQ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			959,562,629.00	959,372,243.96	18,523.58	4,505,060.77	0.00	0.00	4,523,584.35	959,353,720.38

X-A	09660WAV3	1.143095%	671,693,000.00	671,502,614.96	0.00	639,659.21	0.00	0.00	639,659.21	671,484,091.38
X-B	09660WAW1	0.544876%	187,115,000.00	187,115,000.00	0.00	84,962.05	0.00	0.00	84,962.05	187,115,000.00
X-D	09660WAA9	2.080456%	12,282,000.00	12,282,000.00	0.00	21,293.46	0.00	0.00	21,293.46	12,282,000.00
Notional SubTotal			871,090,000.00	870,899,614.96	0.00	745,914.72	0.00	0.00	745,914.72	870,881,091.38

Deal Distribution Total					18,523.58	5,250,975.49	0.00	0.00	5,269,499.07

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	09660WAS0	856.85335338	13.92750376	3.44654887	0.00000000	0.00000000	0.00000000	0.00000000	17.37405263	842.92584962
A-2	09660WAT8	1,000.00000000	0.00000000	4.24300000	0.00000000	0.00000000	0.00000000	0.00000000	4.24300000	1,000.00000000
A-3	09660WAU5	1,000.00000000	0.00000000	4.63808334	0.00000000	0.00000000	0.00000000	0.00000000	4.63808334	1,000.00000000
A-S	09660WAX9	1,000.00000000	0.00000000	4.90633331	0.00000000	0.00000000	0.00000000	0.00000000	4.90633331	1,000.00000000
B	09660WAY7	1,000.00000000	0.00000000	5.34204635	0.00000000	0.00000000	0.00000000	0.00000000	5.34204635	1,000.00000000
C	09660WAZ4	1,000.00000000	0.00000000	4.96662961	0.00000000	0.00000000	0.00000000	0.00000000	4.96662961	1,000.00000000
D	09660WAC5	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E-RR	09660WAE1	1,000.00000000	0.00000000	5.48371272	0.00000000	0.00000000	0.00000000	0.00000000	5.48371272	1,000.00000000
F-RR	09660WAG6	1,000.00000000	0.00000000	5.48371301	0.00000000	0.00000000	0.00000000	0.00000000	5.48371301	1,000.00000000
G-RR	09660WAJ0	1,000.00000000	0.00000000	5.48371305	0.00000000	0.00000000	0.00000000	0.00000000	5.48371305	1,000.00000000
J-RR	09660WAL5	1,000.00000000	0.00000000	5.22457229	0.25914066	0.69015700	0.00000000	0.00000000	5.22457229	1,000.00000000
S	09660WAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	09660WAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	09660WAV3	999.71655944	0.00000000	0.95230888	0.00000000	0.00000000	0.00000000	0.00000000	0.95230888	999.68898199
X-B	09660WAW1	1,000.00000000	0.00000000	0.45406328	0.00000000	0.00000000	0.00000000	0.00000000	0.45406328	1,000.00000000
X-D	09660WAA9	1,000.00000000	0.00000000	1.73371275	0.00000000	0.00000000	0.00000000	0.00000000	1.73371275	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/25 - 07/30/25	30	0.00	4,583.91	0.00	4,583.91	0.00	0.00	0.00	4,583.91	0.00
A-2	07/01/25 - 07/30/25	30	0.00	763,740.00	0.00	763,740.00	0.00	0.00	0.00	763,740.00	0.00
A-3	07/01/25 - 07/30/25	30	0.00	2,274,344.46	0.00	2,274,344.46	0.00	0.00	0.00	2,274,344.46	0.00
X-A	07/01/25 - 07/30/25	30	0.00	639,659.21	0.00	639,659.21	0.00	0.00	0.00	639,659.21	0.00
X-B	07/01/25 - 07/30/25	30	0.00	84,962.05	0.00	84,962.05	0.00	0.00	0.00	84,962.05	0.00
A-S	07/01/25 - 07/30/25	30	0.00	506,103.00	0.00	506,103.00	0.00	0.00	0.00	506,103.00	0.00
B	07/01/25 - 07/30/25	30	0.00	256,300.70	0.00	256,300.70	0.00	0.00	0.00	256,300.70	0.00
C	07/01/25 - 07/30/25	30	0.00	178,719.20	0.00	178,719.20	0.00	0.00	0.00	178,719.20	0.00
X-D	07/01/25 - 07/30/25	30	0.00	21,293.46	0.00	21,293.46	0.00	0.00	0.00	21,293.46	0.00
D	07/01/25 - 07/30/25	30	0.00	46,057.50	0.00	46,057.50	0.00	0.00	0.00	46,057.50	0.00
E-RR	07/01/25 - 07/30/25	30	0.00	97,083.65	0.00	97,083.65	0.00	0.00	0.00	97,083.65	0.00
F-RR	07/01/25 - 07/30/25	30	0.00	105,243.42	0.00	105,243.42	0.00	0.00	0.00	105,243.42	0.00
G-RR	07/01/25 - 07/30/25	30	0.00	72,352.11	0.00	72,352.11	0.00	0.00	0.00	72,352.11	0.00
J-RR	07/01/25 - 07/30/25	30	16,453.32	210,479.32	0.00	210,479.32	9,946.50	0.00	0.00	200,532.82	26,490.04
Totals			16,453.32	5,260,921.99	0.00	5,260,921.99	9,946.50	0.00	0.00	5,250,975.49	26,490.04

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	5,269,499.07
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,272,846.33	Master Servicing Fee	1,887.03
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,112.56
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	413.06
ARD Interest	0.00	Operating Advisor Fee	1,098.75
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	413.06
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,272,846.33	Total Fees	11,924.46

Principal		Expenses/Reimbursements
Scheduled Principal	18,523.58	Reimbursement for Interest on Advances	646.50
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,300.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	18,523.58	Total Expenses/Reimbursements	9,946.50

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,250,975.49
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	18,523.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
Initial Interest Deposit Amount	0.00	Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,269,499.07
Total Funds Collected	5,291,369.91	Total Funds Distributed	5,291,370.03

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	959,372,244.59	959,372,244.59	Beginning Certificate Balance	959,372,243.96
(-) Scheduled Principal Collections	18,523.58	18,523.58	(-) Principal Distributions	18,523.58
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	959,353,721.01	959,353,721.01	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	959,372,244.59	959,372,244.59	Ending Certificate Balance	959,353,720.38
Ending Actual Collateral Balance	959,353,721.01	959,353,721.01

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.63)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.63)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.58%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$4,999,999 or less	2	9,218,086.00	0.96%	49	7.5837	1.401789	1.49 or less	22	489,992,000.00	51.08%	50	6.4642	1.168159
$5,000,000 to $9,999,999	12	80,104,508.10	8.35%	49	6.6330	2.329410	1.50 to 1.59	8	109,020,000.00	11.36%	50	6.9802	1.535400
$10,000,000 to $19,999,999	15	193,819,126.91	20.20%	50	6.5138	1.796882	1.60 to 1.99	7	149,251,721.01	15.56%	50	6.1758	1.684180
$20,000,000 to $29,999,999	7	148,270,000.00	15.46%	50	6.2869	1.716931	2.00 or greater	12	211,090,000.00	22.00%	50	6.0309	2.668162
$30,000,000 to $39,999,999	7	225,350,000.00	23.49%	50	6.1407	1.803557	Totals	49	959,353,721.01	100.00%	50	6.3826	1.620223
$40,000,000 to $49,999,999	3	134,200,000.00	13.99%	50	6.7193	1.082861
$50,000,000 or higher	3	168,392,000.00	17.55%	50	6.1863	1.189236
Totals	49	959,353,721.01	100.00%	50	6.3826	1.620223
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	3	20,680,467.53	2.16%	51	6.8525	1.362781	Wisconsin	1	4,081,393.12	0.43%	50	5.1760	2.050000
Arkansas	6	16,644,000.00	1.73%	50	6.4100	1.590000	Totals	74	959,353,721.01	100.00%	50	6.3826	1.620223
California	1	1,009,470.80	0.11%	50	5.1760	2.050000
									Property Type³
Delaware	1	6,400,000.00	0.67%	48	7.1500	1.300000
Florida	5	91,257,837.33	9.51%	50	6.3898	1.657968		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	2	60,685,281.49	6.33%	50	7.3502	1.516098		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	3	22,147,215.90	2.31%	50	4.9418	2.468915	Industrial	33	200,590,000.01	20.91%	50	6.1355	1.560658
Indiana	2	6,924,122.84	0.72%	50	5.1760	2.050000	Lodging	3	59,400,000.00	6.19%	50	7.3525	1.126094
Iowa	3	9,624,800.67	1.00%	50	5.1760	2.050000	Mixed Use	2	66,000,000.00	6.88%	50	7.2314	2.434545
Louisiana	1	17,500,000.00	1.82%	49	6.9200	1.350000	Multi-Family	31	489,612,000.00	51.04%	50	6.1689	1.401399
Massachusetts	3	74,500,000.00	7.77%	51	6.4858	3.282550	Office	4	118,000,000.00	12.30%	50	6.6319	2.427119
Missouri	4	20,457,486.29	2.13%	50	5.5757	1.901010	Retail	1	25,751,720.98	2.68%	48	6.8160	1.600000
Nebraska	1	1,515,515.52	0.16%	50	5.1760	2.050000	Totals	74	959,353,721.01	100.00%	50	6.3826	1.620223
New Jersey	2	97,000,000.00	10.11%	50	6.3623	1.149072
New York	16	325,193,784.63	33.90%	50	6.5298	1.367436
North Carolina	1	4,120,431.20	0.43%	50	5.1760	2.050000
Ohio	5	16,424,616.47	1.71%	49	6.5523	1.513719
Oklahoma	1	683,549.15	0.07%	50	5.1760	2.050000
Oregon	1	58,392,000.00	6.09%	50	5.0730	1.270000
Pennsylvania	2	22,708,928.57	2.37%	50	6.5030	1.370000
South Carolina	2	11,650,000.00	1.21%	51	7.0300	1.290000
Tennessee	1	5,900,000.00	0.61%	50	7.6000	1.800000
Texas	4	48,294,554.43	5.03%	49	6.3474	1.702377
Utah	2	3,058,265.05	0.32%	50	5.1760	2.050000
Virginia	1	12,500,000.00	1.30%	50	6.8900	2.290000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.99999 or less	1	14,090,000.00	1.47%	50	4.2500	2.970000	12 months or less	47	948,953,721.01	98.92%	50	6.3813	1.628554
	5.00000 to 5.99999	6	181,392,000.00	18.91%	50	5.2569	2.033705	13 months to 24 months	2	10,400,000.00	1.08%	47	6.4990	0.860000
	6.00000 to 6.49999	16	325,720,000.00	33.95%	50	6.3034	1.462475	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	6.50000 to 6.99999	13	195,751,721.01	20.40%	50	6.6533	1.811467	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	7.00000 to 7.49999	10	186,750,000.00	19.47%	50	7.1482	1.420463	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.50000 or greater	3	55,650,000.00	5.80%	50	7.5345	0.851662	Totals	49	959,353,721.01	100.00%	50	6.3826	1.620223
	Totals	49	959,353,721.01	100.00%	50	6.3826	1.620223
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	49	959,353,721.01	100.00%	50	6.3826	1.620223	Interest Only	47	933,602,000.00	97.32%	50	6.3707	1.620781
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	358 months or less	2	25,751,721.01	2.68%	48	6.8160	1.600000
	Totals	49	959,353,721.01	100.00%	50	6.3826	1.620223	359 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	959,353,721.01	100.00%	50	6.3826	1.620223
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		36	583,810,000.00	60.85%	50	6.4430	1.595523			No outstanding loans in this group
	12 months or less	13	375,543,721.01	39.15%	50	6.2887	1.658621
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	959,353,721.01	100.00%	50	6.3826	1.620223
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1	30322701	MF	Brooklyn	NY	Actual/360	6.000%	103,333.33	0.00	0.00	N/A	11/06/29	--	20,000,000.00	20,000,000.00	08/06/25
1A-2	30322702				Actual/360	6.000%	77,500.00	0.00	0.00	N/A	11/06/29	--	15,000,000.00	15,000,000.00	08/06/25
1A-3	30322703				Actual/360	6.000%	36,166.67	0.00	0.00	N/A	11/06/29	--	7,000,000.00	7,000,000.00	08/06/25
1A-4	30322704				Actual/360	6.000%	93,000.00	0.00	0.00	N/A	11/06/29	--	18,000,000.00	18,000,000.00	08/06/25
2A-2	30511320	MU	Atlanta	GA	Actual/360	7.375%	190,520.83	0.00	0.00	N/A	10/06/29	--	30,000,000.00	30,000,000.00	08/06/25
2A-5	30511323				Actual/360	7.375%	28,375.45	0.00	0.00	N/A	10/06/29	--	4,468,086.00	4,468,086.00	08/06/25
2A-7	30511325				Actual/360	7.375%	81,072.69	0.00	0.00	N/A	10/06/29	--	12,765,957.00	12,765,957.00	08/06/25
2A-12	30511330				Actual/360	7.375%	81,072.69	0.00	0.00	N/A	10/06/29	--	12,765,957.00	12,765,957.00	08/06/25
3A-1	30322707	IN	South Brunswick	NJ	Actual/360	7.050%	364,250.00	0.00	0.00	N/A	10/06/29	--	60,000,000.00	60,000,000.00	08/06/25
4A-1	30511358	OF	Boston	MA	Actual/360	6.567%	203,577.00	0.00	0.00	N/A	11/06/29	--	36,000,000.00	36,000,000.00	08/06/25
4A-4	30511361				Actual/360	6.567%	135,718.00	0.00	0.00	N/A	11/06/29	--	24,000,000.00	24,000,000.00	08/06/25
5A-1	30530341	IN	Various	Various	Actual/360	5.176%	133,713.33	0.00	0.00	N/A	10/06/29	--	30,000,000.00	30,000,000.00	08/06/25
5A-2	30530342	IN	Various	Various	Actual/360	5.176%	133,713.33	0.00	0.00	N/A	10/06/29	--	30,000,000.00	30,000,000.00	08/06/25
6	30511261	MF	Portland	OR	Actual/360	5.073%	255,080.59	0.00	0.00	N/A	10/06/29	--	58,392,000.00	58,392,000.00	08/06/25
7A-2	30511288	IN	Various	Various	Actual/360	6.503%	179,193.78	0.00	0.00	N/A	10/06/29	--	32,000,000.00	32,000,000.00	07/06/25
7A-3	30511289	IN	Various	Various	Actual/360	6.503%	67,197.67	0.00	0.00	N/A	10/06/29	--	12,000,000.00	12,000,000.00	07/06/25
7A-4	30511290	IN	Various	Various	Actual/360	6.503%	55,998.06	0.00	0.00	N/A	10/06/29	--	10,000,000.00	10,000,000.00	07/06/25
8	30511257	MF	West Palm Beach	FL	Actual/360	6.450%	277,708.33	0.00	0.00	N/A	10/06/29	--	50,000,000.00	50,000,000.00	08/06/25
9	30511265	MF	Jamaica	NY	Actual/360	6.340%	251,134.44	0.00	0.00	N/A	10/06/29	--	46,000,000.00	46,000,000.00	08/06/25
10	30511352	LO	Queens	NY	Actual/360	7.500%	290,625.00	0.00	0.00	N/A	10/06/29	--	45,000,000.00	45,000,000.00	08/06/25
11	30322710	MF	Brooklyn	NY	Actual/360	6.310%	234,732.00	0.00	0.00	N/A	10/06/29	--	43,200,000.00	43,200,000.00	03/06/25
12	30511247	MF	Jersey City	NJ	Actual/360	5.247%	167,175.25	0.00	0.00	N/A	10/01/29	--	37,000,000.00	37,000,000.00	08/01/25
13	30511350	MF	Various	Various	Actual/360	7.030%	183,727.10	0.00	0.00	N/A	11/06/29	--	30,350,000.00	30,350,000.00	08/06/25
14A-2	30322711	OF	New York	NY	Actual/360	7.010%	60,363.89	0.00	0.00	08/06/29	08/06/32	--	10,000,000.00	10,000,000.00	08/06/25
14A-3	30322712				Actual/360	7.010%	60,363.89	0.00	0.00	08/06/29	08/06/32	--	10,000,000.00	10,000,000.00	08/06/25
14A-4-1	30322713				Actual/360	7.010%	60,363.89	0.00	0.00	08/06/29	08/06/32	--	10,000,000.00	10,000,000.00	08/06/25
15A-10	30322631	RT	Houston	TX	Actual/360	6.816%	93,079.48	11,399.13	0.00	N/A	08/01/29	--	15,858,612.04	15,847,212.91	08/01/25
15A-11	30322632				Actual/360	6.816%	58,174.68	7,124.45	0.00	N/A	08/01/29	--	9,911,632.55	9,904,508.10	08/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
16	30511263	MF	Various	Various	Actual/360	6.410%	128,443.94	0.00	0.00	N/A	10/06/29	--	23,270,000.00	23,270,000.00	08/06/25
17	30511207	MF	Brooklyn	NY	Actual/360	6.468%	116,963.00	0.00	0.00	N/A	10/06/29	--	21,000,000.00	21,000,000.00	07/06/25
18	30511422	OF	Doral	FL	Actual/360	6.150%	105,916.67	0.00	0.00	N/A	10/06/29	--	20,000,000.00	20,000,000.00	08/06/25
19	30511354	MF	Brooklyn	NY	Actual/360	6.435%	110,825.00	0.00	0.00	N/A	10/06/29	--	20,000,000.00	20,000,000.00	08/06/25
20	30511421	MF	Houston	TX	Actual/360	5.893%	101,490.56	0.00	0.00	N/A	10/06/29	--	20,000,000.00	20,000,000.00	08/06/25
21	30511208	MF	Baton Rouge	LA	Actual/360	6.920%	104,280.56	0.00	0.00	N/A	09/06/29	--	17,500,000.00	17,500,000.00	08/06/25
22	30322714	IN	Northbrook	IL	Actual/360	4.250%	51,565.49	0.00	0.00	N/A	10/06/29	--	14,090,000.00	14,090,000.00	08/06/25
23	30322715	MF	Bronx	NY	Actual/360	6.340%	69,607.92	0.00	0.00	N/A	10/06/29	--	12,750,000.00	12,750,000.00	08/06/25
24	30322716	IN	Danville	VA	Actual/360	6.890%	74,163.19	0.00	0.00	N/A	10/06/29	--	12,500,000.00	12,500,000.00	08/06/25
25	30322717	MF	Bronx	NY	Actual/360	6.310%	57,596.28	0.00	0.00	N/A	10/06/29	--	10,600,000.00	10,600,000.00	08/06/25
26A-1-B	30322718	MF	Tampa	FL	Actual/360	6.499%	27,981.81	0.00	0.00	N/A	07/06/29	--	5,000,000.00	5,000,000.00	07/06/25
26A-2-B	30322719				Actual/360	6.499%	30,220.35	0.00	0.00	N/A	07/06/29	--	5,400,000.00	5,400,000.00	08/06/25
27	30322720	LO	Saugus	MA	Actual/360	6.400%	46,844.44	0.00	0.00	N/A	10/06/29	--	8,500,000.00	8,500,000.00	08/06/25
28A-3-1	30511153	OF	West Palm Beach	FL	Actual/360	6.905%	47,567.78	0.00	0.00	N/A	09/06/29	--	8,000,000.00	8,000,000.00	08/06/25
29	30511368	MF	Brooklyn	NY	Actual/360	6.620%	42,754.17	0.00	0.00	N/A	10/06/29	--	7,500,000.00	7,500,000.00	08/06/25
30	30322721	MF	Seaford	DE	Actual/360	7.150%	39,404.44	0.00	0.00	N/A	08/06/29	--	6,400,000.00	6,400,000.00	08/06/25
31A-4	30511149	MU	Watertown	MA	Actual/360	5.795%	29,940.83	0.00	0.00	N/A	09/01/29	--	6,000,000.00	6,000,000.00	08/01/25
32	30511286	LO	Chattanooga	TN	Actual/360	7.600%	38,612.22	0.00	0.00	N/A	10/06/29	--	5,900,000.00	5,900,000.00	08/06/25
33	30511204	MF	Danville	IL	Actual/360	6.605%	31,282.01	0.00	0.00	N/A	09/06/29	--	5,500,000.00	5,500,000.00	08/06/25
34	30511264	MF	Brooklyn	NY	Actual/360	6.650%	28,631.94	0.00	0.00	N/A	10/06/29	--	5,000,000.00	5,000,000.00	08/06/25
35	30322722	MF	Dayton	OH	Actual/360	7.780%	31,822.36	0.00	0.00	N/A	08/06/29	--	4,750,000.00	4,750,000.00	08/06/25
Totals							5,272,846.33	18,523.58	0.00				959,372,244.59	959,353,721.01
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	3,983,941.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1	0.00	17,746,659.01	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-4	0.00	17,746,659.01	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-1	5,868,373.80	2,384,273.58	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-2	5,868,373.80	2,384,273.58	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	973,521.47	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-2	0.00	0.00	--	--	--	0.00	0.00	179,124.90	179,124.90	0.00	0.00
7A-3	0.00	0.00	--	--	--	0.00	0.00	67,171.83	67,171.83	0.00	0.00
7A-4	0.00	0.00	--	--	--	0.00	0.00	55,976.54	55,976.54	0.00	0.00
8	0.00	1,342,495.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	669,234.48	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	234,195.58	1,158,057.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A-4-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-10	30,619,607.68	7,019,857.24	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-11	30,619,607.68	7,019,857.24	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	116,917.79	116,917.79	40,365.48	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A-1-B	3,395,654.00	0.00	--	--	--	0.00	0.00	27,971.05	27,971.05	0.00	0.00
26A-2-B	3,395,654.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28A-3-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	9,200.98	0.00
31A-4	48,802,914.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	132,554,127.47	57,286,830.86				0.00	0.00	681,357.69	1,605,219.11	49,566.46	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	0	0.00	0	0.00	1	43,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.382608%	6.368174%	50
07/17/25	0	0.00	0	0.00	1	43,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.382617%	6.368183%	51
06/17/25	2	64,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.382627%	6.368193%	52
05/16/25	1	43,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.382636%	6.368201%	53
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.382646%	6.368212%	54
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.382654%	6.368220%	55
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.382669%	6.368235%	56
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.382677%	6.368243%	57
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.382685%	6.368251%	58
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.382695%	6.368261%	59
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7A-2	30511288	07/06/25	0	B	179,124.90	179,124.90	0.00	32,000,000.00
7A-3	30511289	07/06/25	0	B	67,171.83	67,171.83	0.00	12,000,000.00
7A-4	30511290	07/06/25	0	B	55,976.54	55,976.54	0.00	10,000,000.00
11	30322710	03/06/25	4	6	234,195.58	1,158,057.00	0.00	43,200,000.00	06/06/25	98
17	30511207	07/06/25	0	B	116,917.79	116,917.79	40,365.48	21,000,000.00
26A-1-B	30322718	07/06/25	0	B	27,971.05	27,971.05	0.00	5,000,000.00
Totals					681,357.69	1,605,219.11	40,365.48	123,200,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		47,301,721	47,301,721	0		0
49 - 60 Months		882,052,000	838,852,000	43,200,000		0
> 60 Months		30,000,000	30,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	959,353,721	916,153,721	0	0	43,200,000	0
Jul-25	959,372,245	916,172,245	0	0	43,200,000	0
Jun-25	959,395,515	895,195,515	64,200,000	0	0	0
May-25	959,413,795	916,213,795	43,200,000	0	0	0
Apr-25	959,436,831	959,436,831	0	0	0	0
Mar-25	959,454,869	959,454,869	0	0	0	0
Feb-25	959,487,420	959,487,420	0	0	0	0
Jan-25	959,505,163	959,505,163	0	0	0	0
Dec-24	959,522,803	959,522,803	0	0	0	0
Nov-24	959,545,223	959,545,223	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	30322710	43,200,000.00	43,200,000.00	66,400,000.00	09/23/24	3,468,333.00	1.25000	--	10/06/29	I/O
Totals		43,200,000.00	43,200,000.00	66,400,000.00		3,468,333.00

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
11	30322710	MF	NY	06/06/25	98

8/11/2025 - Loan transferred to special servicer on 6/6/2025 due to payment default. Borrower indicates it intends to cure the default. Cash management has been triggered, and borrower has been notified. Current occupancy is 100%. Legal counsel engaged 6/ 25/2025, and formal demand delivered 7/10/2025. Third party reports have been ordered and are expected to be delivered 8/5/2025. Special servicer continues to engage the borrower in discussions for the resolution of the loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/18/25	0.00	0.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.37		0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	9,300.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	511.48	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(2.70)	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	137.72	0.00	0.00	0.00
Total	0.00	0.00	9,300.00	0.00	0.00	0.00	0.00	0.00	646.50	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		9,946.50

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27